CONTINGENT LIABILITIES (Sale of Telematics Wireless Ltd.) (Details) (USD $)		1 Months Ended			0 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Oct. 31, 2011	Dec. 31, 2007 Sale of Telematics Wireless Ltd. [Member]	Dec. 31, 2007 Adjustment Escrow Amount [Member] Sale of Telematics Wireless Ltd. [Member]	Dec. 31, 2007 Escrow Amount [Member] Sale of Telematics Wireless Ltd. [Member]	Feb. 10, 2011 ST Ltd. [Member]	Dec. 21, 2009 ST Ltd. [Member]	Dec. 31, 2013 ST Ltd. [Member]	Oct. 31, 2011 ST Ltd. [Member]	Dec. 31, 2008 ST Ltd. [Member] Sale of Telematics Wireless Ltd. [Member]	Oct. 31, 2011 ST Ltd. [Member] Adjustment Escrow Amount [Member]	Feb. 10, 2011 Company [Member]	Dec. 31, 2013 Company [Member]	Oct. 31, 2011 Company [Member] Escrow Amount [Member]
Contingent Liabilities, Liens and Guarantees [Line Items]
Proceeds from sale of shareholdings		$ 80,000,000
Purchase price adjustment, purchaser claim amount									10,000,000
Purchase price adjustment, amount recognized									3,000,000
Purchase price adjustment, arbitrator amount					4,400,000
Escrow deposit disbursements							200,000						3,000,000
Escrow deposit disbursements to purchaser								4,650,000
Escrow deposit disbursements, including interest											572,000	4,900,000
Escrow deposit disbursements, including interest, to purchaser										4,400,000
Damages sought by purchaser						4,300,000
Damages sought by purchaser although no damages were incurred						4,300,000
Deposit in escrow, amount	4,900,000		5,000,000
Possible loss						10,300,000
Escrow deposits				$ 7,500,000